Expenses by Nature - Summary of Expenses by Nature (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Expense By Nature [Abstract]
Changes in inventories	€ 10,091	€ (16,302)	€ 5,776
Purchases of raw materials	152,181	161,625	105,643
Purchases of finished products	27,751	23,169	15,161
Services costs	110,773	100,656	68,613
Employee benefits expenses	130,414	121,929	107,592
Depreciation and amortisation, net of government grants	20,177	20,065	22,924
Other	13,165	17,366	13,404
Total cost of sales, selling and administrative expenses	€ 464,552	€ 428,508	€ 339,113